UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Money Market Fund

The fund's portfolio
3/31/13 (Unaudited)

REPURCHASE AGREEMENTS (36.5%)(a)
				Principal amount	Value

Interest in $336,500,000 joint tri-party repurchase agreement dated 3/28/13 with Citigroup Global Markets, Inc. due 4/1/13 - maturity value of $12,800,299 for an effective yield of 0.21% (collateralized by various mortgage backed securities with coupon rates ranging from 1.745% to 6.00% and due dates ranging from 1/1/18 to 3/1/43, valued at $343,230,000)				$12,800,000	$12,800,000

Interest in $77,700,000 joint tri-party repurchase agreement dated 3/28/13 with Credit Suisse Securities (USA) due 4/1/13 - maturity value of $2,475,072 for an effective yield of 0.26% (collateralized by various mortgage backed securities, foreign government bonds and various corporate bonds and notes with coupon rates ranging from 0.631% to 11.375% and due dates ranging from 3/7/14 to 12/15/47, valued at $81,261,284)				2,475,000	2,475,000

Interest in $110,000,000 joint tri-party repurchase agreement dated 3/28/13 with Deutsche Bank Securities, Inc. due 4/1/13 - maturity value of $13,770,383 for an effective yield of 0.25% (collateralized by a U.S. Treasury Bond with a coupon rate of 4.50% and a due date of 5/15/38, valued at $112,200,100)				13,770,000	13,770,000

Interest in $175,000,000 joint tri-party repurchase agreement dated 3/28/13 with Goldman Sach & Co. due 4/1/13 - maturity value of $12,800,299 for an effective yield of 0.21% (collateralized by various mortgage backed securities with coupon rates ranging from 2.263% to 7.00% and due dates ranging from 6/1/19 to 4/1/43, valued at $178,500,000)				12,800,000	12,800,000

Interest in $461,568,000 joint tri-party repurchase agreement dated 3/28/13 with RBC Capital Markets due 4/1/13 - maturity value of $12,800,313 for an effective yield of 0.22% (collateralized by various mortgage backed securities with coupon rates ranging from 3.50% to 4.00% and due dates ranging from 1/1/42 to 5/1/42, valued at $470,802,237)				12,800,000	12,800,000

Interest in $47,845,000 joint tri-party term repurchase agreement dated 3/7/13 with Merrill Lynch & Co., Inc. due 6/5/13 - maturity value of $2,000,950 for an effective yield of 0.19% (collateralized by various U.S. Treasury Notes with a coupon rate of 0.25% and due dates ranging from 12/15/14 to 2/15/15, valued at $48,802,795)				2,000,000	2,000,000

Interest in $33,000,000 joint tri-party term repurchase agreement dated 3/26/13 with Deutsche Bank Securities, Inc. due 4/2/13 - maturity value of $4,000,101 for an effective yield of 0.13% (collateralized by various mortgage backed securities with coupon rates ranging from 2.11% to 6.50% and due dates ranging from 3/1/20 to 9/1/42, valued at $33,660,000)				4,000,000	4,000,000

Interest in $4,000,000 tri-party term repurchase agreement dated 3/27/12 with Barclays Capital, Inc. due 4/3/13 - maturity value of $4,000,070 for an effective yield of 0.09% (collateralized by various mortgage backed securities with coupon rates ranging from 4.00% to 4.50% and due dates ranging from 10/1/40 to 3/1/42, valued at $4,080,000)				4,000,000	4,000,000

Interest in $315,000,000 joint tri-party term repurchase agreement dated 3/27/13 with Citigroup Global Markets, Inc. due 4/3/13 - maturity value of $4,000,078 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 2.779% to 4.50% and due dates ranging from 12/1/20 to 2/1/43, valued at $321,612,966)				4,000,000	4,000,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 3/28/13 with JPMorgan Securities, Inc. due 4/4/13 - maturity value of $4,000,101 for an effective yield of 0.13% (collateralized by various mortgage backed securities with coupon rates ranging from 3.00% to 4.00% and due dates ranging from 2/1/27 to 1/1/43, valued at $102,000,786)				4,000,000	4,000,000

Total repurchase agreements (cost $72,645,000)					$72,645,000

COMMERCIAL PAPER (18.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.210	4/15/13		$1,800,000	$1,799,848

Bank of Nova Scotia (Canada)	0.230	9/9/13		1,500,000	1,498,457

Barclays Bank PLC 144A, Ser. 10-1 (United Kingdom)	0.170	4/18/13		1,050,000	1,049,916

Canada (Government of) (Canada)	0.170	10/9/13		1,050,000	1,049,053

COFCO Capital Corp. (Rabobank Nederland, NY Branch (LOC))	0.320	4/5/13		2,000,000	1,999,929

Commonwealth Bank of Australia 144A (Australia)	0.260	6/17/13		1,950,000	1,948,916

DnB Bank ASA 144A (Norway)	0.270	8/7/13		1,200,000	1,198,848

Export Development Canada (Canada)	0.200	4/23/13		1,000,000	999,878

General Electric Capital Corp.	0.230	7/22/13		2,650,000	2,648,104

HSBC USA, Inc. (United Kingdom)	0.601	4/4/13		900,000	899,978

HSBC USA, Inc. (United Kingdom)	0.371	8/16/13		1,350,000	1,348,099

HSBC USA, Inc. (United Kingdom)	0.290	7/10/13		925,000	924,255

ICICI Bank, Ltd./Hong Kong (Hong Kong)	0.321	7/23/13		2,050,000	2,047,941

Nordea North America Inc./DE (Sweden)	0.250	6/10/13		800,000	799,611

Roche Holdings, Inc. (Switzerland)	0.125	5/15/13		2,130,000	2,129,675

Roche Holdings, Inc. (Switzerland)	0.120	5/13/13		1,000,000	999,860

Royal Bank of Scotland Holdings (USA), Inc.	0.130	4/10/13		1,000,000	999,968

Standard Chartered Bank/New York	0.260	7/1/13		800,000	799,474

Standard Chartered Bank/New York 144A	0.290	4/9/13		1,250,000	1,249,919

State Street Corp.	0.200	8/8/13		2,000,000	1,998,567

Sumitomo Mitsui Banking Corp. (Japan)	0.240	4/11/13		2,100,000	2,099,860

Toyota Motor Credit Corp.	0.230	5/29/13		1,000,000	999,629

Toyota Motor Credit Corp.	0.210	5/16/13		2,125,000	2,124,442

Wal-Mart Stores, Inc.	0.110	4/29/13		2,100,000	2,099,820

Total commercial paper (cost $35,714,047)					$35,714,047

U.S. TREASURY OBLIGATIONS (11.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Bills	0.155	5/2/13		$2,200,000	$2,199,710

U.S. Treasury Bills	0.150	1/9/14		2,540,000	2,537,005

U.S. Treasury Bills	0.142	4/4/13		5,800,000	5,799,932

U.S. Treasury Bills	0.132	8/22/13		1,050,000	1,049,458

U.S. Treasury Bills	0.122	7/25/13		2,200,000	2,199,157

U.S. Treasury Bills	0.112	7/5/13		2,540,000	2,539,263

U.S. Treasury Notes(k)	3.500	5/31/13		2,000,000	2,010,910

U.S. Treasury Notes(k)	0.625	4/30/13		4,875,000	4,876,799

Total U.S. treasury obligations (cost $23,212,234)					$23,212,234

ASSET-BACKED COMMERCIAL PAPER (10.1%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.160	4/17/13		$1,000,000	$999,929

Chariot Funding, LLC	0.180	6/20/13		2,000,000	1,999,200

Chariot Funding, LLC	0.180	5/6/13		1,025,000	1,024,821

Fairway Finance, LLC (Canada)	0.200	4/10/13		850,000	849,958

Fairway Finance, LLC 144A (Canada)	0.000	4/9/13		925,000	925,000

Gotham Funding Corp. (Japan)	0.200	6/14/13		400,000	399,836

Gotham Funding Corp. (Japan)	0.200	4/15/13		2,650,000	2,649,794

Jupiter Securitization Co., LLC	0.180	5/28/13		3,000,000	2,999,145

Old Line Funding, LLC	0.190	4/19/13		1,500,000	1,499,858

Straight-A Funding, LLC 144A, Ser. 1	0.190	4/17/13		1,825,000	1,824,846

Straight-A Funding, LLC 144A, Ser. 1	0.190	4/9/13		800,000	799,966

Thunder Bay Funding, LLC	0.190	4/23/13		1,100,000	1,099,872

Thunder Bay Funding, LLC	0.150	4/25/13		1,075,000	1,074,893

Thunder Bay Funding, LLC 144A	0.190	4/19/13		880,000	879,916

Working Capital Management Co. (Japan)	0.210	4/16/13		1,016,000	1,015,911

Total asset-backed commercial paper (cost $20,042,945)					$20,042,945

CERTIFICATES OF DEPOSIT (7.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of America, NA, Ser. GLOB	0.200	4/22/13		$1,035,000	$1,035,000

Bank of Montreal/Chicago, IL FRN (Canada)	0.424	6/21/13		1,350,000	1,350,000

Bank of Nova Scotia/Houston FRN	0.630	9/17/13		1,500,000	1,502,232

Citibank, NA	0.180	4/9/13		1,025,000	1,025,000

JPMorgan Chase Bank	0.250	9/18/13		900,000	900,000

National Australia Bank, Ltd. (Australia)	0.258	5/20/13		1,100,000	1,100,000

National Australia Bank, Ltd./New York FRN (Australia)	0.382	4/24/13		1,200,000	1,200,000

Nordea Bank Finland PLC/New York	0.250	9/12/13		2,225,000	2,225,000

Svenska Handelsbanken/New York, NY (Sweden)	0.220	7/15/13		2,050,000	2,050,209

Toronto-Dominion Bank/NY FRN (Canada)	0.302	10/21/13		2,500,000	2,500,000

Total certificates of deposit (cost $14,887,441)					$14,887,441

CORPORATE BONDS AND NOTES (5.6%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes FRN (Australia)	0.343	4/12/13	0.343	$1,350,000	$1,350,118

JPMorgan Chase & Co. sr. unsec. notes	4.750	5/1/13	0.307	2,200,000	2,208,147

Royal Bank of Canada 144A sr. unsec. notes FRN (Canada)(M)	0.683	5/15/14	0.683	3,925,000	3,925,002

Toronto-Dominion Bank (The) sr. unsec. notes FRN Ser. MTN (Canada)	0.481	7/26/13	0.481	500,000	500,368

Wachovia Corp. sr. unsec. notes MTN, Ser. G	5.700	8/1/13	0.334	550,000	559,834

Wachovia Corp. sr. unsec. notes MTN, Ser. G	5.500	5/1/13	0.299	550,000	552,353

Westpac Banking Corp. 144A sr. unsec. FRN notes (Australia)	0.855	4/8/13	0.855	2,000,000	2,000,198

Total corporate bonds and notes (cost $11,096,020)					$11,096,020

MUNICIPAL BONDS AND NOTES (5.0%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

District of Columbia (0.5%)

American University Commercial Paper, Ser. A	0.170	6/10/13	P-1	$1,000,000	$999,669

					999,669
Illinois (0.5%)

Illinois State Educational Facilities Authority VRDN (Lake Forest Open Lands) (Northern Trust Co. (LOC))(M)	0.140	8/1/33	A-1+	1,000,000	1,000,000

					1,000,000
Kentucky (1.1%)

Kentucky State Economic Development Finance Authority VRDN (Catholic Health Initiatives), Ser. C(M)	0.110	5/1/34	VMIG1	2,100,000	2,100,000

					2,100,000
Maryland (0.4%)

Johns Hopkins University Commercial Paper, Ser. C	0.170	6/25/13	P-1	800,000	800,000

					800,000
Michigan (0.6%)

Trinity Health Corporation Commercial Paper	0.160	4/2/13	P-1	1,275,000	1,274,994

					1,274,994
North Carolina (1.1%)

Duke University Commercial Paper, Ser. B-98	0.170	6/13/13	P-1	1,750,000	1,749,397

Wake County, VRDN, Ser. B(M)	0.130	3/1/24	VMIG1	500,000	500,000

					2,249,397
Texas (0.2%)

Harris County, Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.120	10/1/29	VMIG1	470,000	470,000

					470,000
Wisconsin (0.6%)

Wisconsin State Health & Educational Facilities Authority VRDN (Wheaton Franciscan Services), Ser. B (U.S. Bank, NA (LOC))(M)	0.110	8/15/33	VMIG1	1,140,000	1,140,000

					1,140,000

Total municipal bonds and notes (cost $10,034,060)					$10,034,060

SHORT-TERM INVESTMENT FUND (4.0%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.12%(AFF)				8,000,000	$8,000,000

Total short-term investment fund (cost $8,000,000)					$8,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.1%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal National Mortgage Association unsec. notes	0.157	8/9/13		$1,250,000	$1,251,527

Federal Home Loan Bank sr. unsec notes	0.172	9/20/13		2,000,000	1,999,953

Federal Home Loan Bank unsec. notes	0.151	7/9/13		1,000,000	1,000,676

Total U.S. government agency obligations (cost $4,252,156)					$4,252,156

TOTAL INVESTMENTS

Total investments (cost $199,883,903)(b)					$199,883,903

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $198,863,943.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$8,000,000	$—	$132	$8,000,000
*	Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.2%
	Canada	6.8
	Australia	4.7
	Japan	3.1
	United Kingdom	2.1
	Switzerland	2.1
	Sweden	1.4
	Hong Kong	1.0
	Norway	0.6

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$20,042,945	$—
Certificates of deposit	—	14,887,441	—
Commercial paper	—	35,714,047	—
Corporate bonds and notes	—	11,096,020	—
Municipal bonds and notes	—	10,034,060	—
Repurchase agreements	—	72,645,000	—
Short-term investment fund	8,000,000	—
U.S. government agency obligations	—	4,252,156	—
U.S. treasury obligations		23,212,234

Totals by level	$8,000,000	$191,883,903	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013